Significant accounting judgments, estimates and assumptions (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Post-model adjustments	$ 10,972
Discount rate	14.00%
Terminal value growth rate	3.35%
Undiscounted gross profit rate	213.00%
Total operating expenses rate	144.00%
Total E C L [Member]
IfrsStatementLineItems [Line Items]
ECL allowance total	$ 588,215,000
Credit card operations	390,679,000
Loans	$ 197,536,000